Segment and geographic information - Schedule of property and equipment by geographic information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 56,457	$ 60,314
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	47,395	55,201
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 9,062	$ 5,113